Stockholders’ Deficit - Schedule of Stock by Class (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2023	Dec. 31, 2024
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	33,665,413		18,205,700
Grants (in shares)		0
Inducement Equity Incentive Plan
Class of Stock [Line Items]
Grants (in shares)	108,333
Common stock warrants
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	30,269,843		9,421,526
Merger earnout consideration shares
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	2,000,000		2,000,000
Options outstanding under the 2024 Incentive Plan
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	1,140,978		739,645
Options available under the 2024 Incentive Plan
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	57,857		46,386
Potential shares from convertible notes
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	88,402		84,400